Reinsurance and Indemnification - California E&S Earthquake Contract (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Ceded Credit Risk [Line Items]
Ceded premium earned | $	$ 1,306	$ 1,274	$ 1,296
E&S Earthquake Agreement
Ceded Credit Risk [Line Items]
Contracts number | contract	1
Catastrophe insurance, quota share basis, percentage	100.00%